Acquisitions and Other - DentaQuest (Details) - DentaQuest $ in Millions, $ in Millions	7 Months Ended
	Dec. 31, 2022 CAD ($)	Jun. 01, 2022 CAD ($)	Jun. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 3,267	$ 2,584
Percentage of voting shares of certain legal entities acquired		100.00%	100.00%
Cash transferred		$ 3,267
Revenue of acquiree since acquisition date	$ 2,061